FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr. V









in Instr.V





Bank of Nova Scotia
Common
064149107
84,012,769
1,649,081
1,649,081
N/A
N/A

N/A
1,649,081
N/A
EnCana Corp.
Common
292505104
110,986,423
1,622,774
1,622,774
N/A
N/A

N/A
1,622,774
N/A
Manulife Financial Corp.
Common
56501R106
131,928,468
3,209,412
3,209,412
N/A
N/A

N/A
3,209,412
N/A
Royal Bank of Canada
Common
780087102
102,906,946
2,001,641
2,001,641
N/A
N/A

N/A
2,001,641
N/A
Suncor Energy Inc.
Common
867229106
106,221,745
971,502
971,502
N/A
N/A

N/A
971,502
N/A
Toronto Dominion Bank
Common
891160509
100,836,125
1,431,935
1,431,935
N/A
N/A

N/A
1,431,935
N/A



636,892,476
10,886,345
10,886,345




10,886,345